Lease (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) m²	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Lease [Abstract]
Lease terms	19 years
Lease term, description	As of June 30, 2025 and 2024
Square meters (in Square Meters) | m²	5
Operating lease expense	$ 2,103,636	$ 50,881	$ 120,261
Cost of revenue and general and administrative expenses	$ 2,065,129